Other assets (Tables)	12 Months Ended
Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Schedule of other assets

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Current
Prepaid expenses	₩	42,277	47,406

Current tax assets		11,201	10,294
Prepayments		83,673	-
Sub-total		137,151	57,700
Non-Current
Prepaid expenses		38,114	79,693
Total	₩	175,265	137,393